Debt - Short-term debt (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Debt [Abstract]
Short-term bank borrowings		€ 92		€ 76
Forward contracts short term				88
Current portion of non-current borrowings		416		1,230
Total current borrowings and current portion of non-current borrowings	[2]	€ 508	[1]	€ 1,394	[1]	€ 672

[1]	Includes the impact of IFRS 16 lease accounting following its adoption as of January 1, 2019. For more details refer to the Significant accounting policies.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.